Results of operation - Other operating income and expenses - Additional information (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Other operating income and expenses
Total Other Operating Income	€ (11,000)	€ 31,000	€ 29,000	€ 115,000
Capitalization of R&D incentive			€ 11,000	€ 56,000